Selected Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors Guarantor Financial Data (Cash Flow) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used for) operating activities	$ 656.7	$ 461.7	$ 377.3
Capital expenditures	(452.4)	(199.4)	(106.2)
Cash paid for the purchase of a leased facility	(17.0)	0	0
Cash paid for purchase of business, net of cash acquired	(125.6)	(1,300.1)	(23.9)
Investment in unconsolidated entities	(1.7)	(2.0)	(0.3)
Return of capital from unconsolidated entities	1.8	1.0	0.8
Proceeds from sale of property, plant and equipment	40.5	8.6	3.6
Proceeds from property, plant and equipment insurance settlement	10.2	0.5	0
Intercompany notes issued	0	0	0
Intercompany notes proceeds	0	0	0
Intercompany capital investment	0	0	0
Intercompany return of capital	0	0	0
Net cash used for investing activities	(544.2)	(1,491.4)	(126.0)
Proceeds from issuance of notes	1,442.2	0	0
Additions to revolving credit facilities	748.1	802.6	189.7
Repayments of revolving credit facilities	(759.8)	(564.5)	(197.7)
Additions to debt	326.6	2,877.4	154.3
Repayments of debt	(1,803.6)	(1,966.3)	(366.3)
Debt issuance costs	(16.2)	(43.8)	(0.2)
Cash paid for debt extinguishment costs	(14.0)	(37.9)	0
Issuances of common stock, net of related minimum tax withholdings	5.2	25.2	(0.6)
Purchases of common stock	0	0	(3.6)
Excess tax benefits from share-based compensation	10.0	0	4.3
Capital contributed to consolidated subsidiary from noncontrolling interest	0	0	1.4
Advances from (repayments to) consolidated entities	0	0	0
Advances from (repayments to) unconsolidated entity	0.2	1.7	1.7
Cash dividends paid to shareholders	(56.5)	(37.6)	(23.4)
Cash distributions paid to noncontrolling interests	(0.8)	(5.2)	(6.9)
Intercompany notes borrowing	0	0	0
Intercompany notes payments	0	0	0
Intercompany capital receipt	0	0	0
Intercompany capital return	0	0	0
Intercompany dividends	0	0	0
Net cash (used for) provided by financing activities	(118.6)	1,051.6	(247.3)
Effect of exchange rate changes on cash and cash equivalents	1.6	3.9	0.1
Cash and Cash Equivalents, Period Increase (Decrease)	(4.5)	25.8	4.1
Cash and cash equivalents at beginning of period	41.7	15.9	11.8
Cash and cash equivalents at end of period	37.2	41.7	15.9
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used for) operating activities	132.9	50.3	221.5
Capital expenditures	0	0	0
Cash paid for the purchase of a leased facility	0
Cash paid for purchase of business, net of cash acquired	(93.5)	(1,300.1)	0
Investment in unconsolidated entities	0	0	0
Return of capital from unconsolidated entities	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0
Proceeds from property, plant and equipment insurance settlement	0	0
Intercompany notes issued	(36.1)	(16.7)	(13.0)
Intercompany notes proceeds	27.6	174.4	156.7
Intercompany capital investment	(89.3)	(1,171.7)	(7.3)
Intercompany return of capital	378.9	102.3	123.8
Net cash used for investing activities	187.6	(2,211.8)	260.2
Proceeds from issuance of notes	1,442.2
Additions to revolving credit facilities	687.4	553.2	182.3
Repayments of revolving credit facilities	(674.4)	(562.5)	(185.4)
Additions to debt	227.1	2,225.0	0
Repayments of debt	(1,527.6)	(626.6)	(194.1)
Debt issuance costs	(16.2)	(43.8)	(0.1)
Cash paid for debt extinguishment costs	(14.0)	(37.9)
Issuances of common stock, net of related minimum tax withholdings	5.2	25.2	(0.6)
Purchases of common stock			(3.6)
Excess tax benefits from share-based compensation	0		0
Capital contributed to consolidated subsidiary from noncontrolling interest			0
Advances from (repayments to) consolidated entities	(470.6)	657.9	(180.0)
Advances from (repayments to) unconsolidated entity	0	0	0
Cash dividends paid to shareholders	(56.5)	(37.6)	(23.4)
Cash distributions paid to noncontrolling interests	0	0	0
Intercompany notes borrowing	76.9	17.5	23.8
Intercompany notes payments	0	(8.9)	(100.7)
Intercompany capital receipt	0	0	0
Intercompany capital return	0	0	0
Intercompany dividends	0	0	0
Net cash (used for) provided by financing activities	(320.5)	2,161.5	(481.8)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	0	0	(0.1)
Cash and cash equivalents at beginning of period	0	0	0.1
Cash and cash equivalents at end of period	0	0	0
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used for) operating activities	540.0	1,051.6	332.8
Capital expenditures	(426.5)	(172.2)	(95.4)
Cash paid for the purchase of a leased facility	(17.0)
Cash paid for purchase of business, net of cash acquired	(32.1)	0	0
Investment in unconsolidated entities	(1.7)	(2.0)	(0.3)
Return of capital from unconsolidated entities	1.8	0.8	0.8
Proceeds from sale of property, plant and equipment	17.9	7.4	3.1
Proceeds from property, plant and equipment insurance settlement	10.2	0.5
Intercompany notes issued	(156.2)	(39.5)	(54.6)
Intercompany notes proceeds	1.8	270.0	0
Intercompany capital investment	0	(207.1)	(2.6)
Intercompany return of capital	0	2.1	1.4
Net cash used for investing activities	(601.8)	(140.0)	(147.6)
Proceeds from issuance of notes	0
Additions to revolving credit facilities	0	0	0
Repayments of revolving credit facilities	0	0	0
Additions to debt	0	0	2.3
Repayments of debt	(28.8)	(1,169.1)	(2.2)
Debt issuance costs	0	0	0
Cash paid for debt extinguishment costs	0	0
Issuances of common stock, net of related minimum tax withholdings	0	0	0
Purchases of common stock			0
Excess tax benefits from share-based compensation	10.0		4.3
Capital contributed to consolidated subsidiary from noncontrolling interest			0
Advances from (repayments to) consolidated entities	505.9	(598.5)	138.5
Advances from (repayments to) unconsolidated entity	0.2	1.7	1.7
Cash dividends paid to shareholders	0	0	0
Cash distributions paid to noncontrolling interests	0	0	0
Intercompany notes borrowing	35.6	0	0
Intercompany notes payments	(10.0)	(174.4)	(156.7)
Intercompany capital receipt	39.3	1,136.7	7.3
Intercompany capital return	(378.9)	(102.3)	(5.1)
Intercompany dividends	(115.1)	(2.7)	(175.6)
Net cash (used for) provided by financing activities	58.2	(908.6)	(185.5)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	(3.6)	3.0	(0.3)
Cash and cash equivalents at beginning of period	3.6	0.6	0.9
Cash and cash equivalents at end of period	0	3.6	0.6
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used for) operating activities	151.4	(601.1)	33.8
Capital expenditures	(25.9)	(27.2)	(10.8)
Cash paid for the purchase of a leased facility	0
Cash paid for purchase of business, net of cash acquired	0	0	(23.9)
Investment in unconsolidated entities	0	0	0
Return of capital from unconsolidated entities	0	0.2	0
Proceeds from sale of property, plant and equipment	22.6	1.2	0.5
Proceeds from property, plant and equipment insurance settlement	0	0
Intercompany notes issued	0	0	(8.9)
Intercompany notes proceeds	0	8.9	100.7
Intercompany capital investment	0	0	0
Intercompany return of capital	0	0	0
Net cash used for investing activities	(3.3)	(16.9)	57.6
Proceeds from issuance of notes	0
Additions to revolving credit facilities	60.7	249.4	7.4
Repayments of revolving credit facilities	(85.4)	(2.0)	(12.3)
Additions to debt	99.5	652.4	152.0
Repayments of debt	(247.2)	(170.6)	(170.0)
Debt issuance costs	0	0	(0.1)
Cash paid for debt extinguishment costs	0	0
Issuances of common stock, net of related minimum tax withholdings	0	0	0
Purchases of common stock			0
Excess tax benefits from share-based compensation	0		0
Capital contributed to consolidated subsidiary from noncontrolling interest			1.4
Advances from (repayments to) consolidated entities	(35.3)	(59.4)	41.5
Advances from (repayments to) unconsolidated entity	0	0	0
Cash dividends paid to shareholders	0	0	0
Cash distributions paid to noncontrolling interests	(0.8)	(5.2)	(6.9)
Intercompany notes borrowing	79.8	38.7	52.7
Intercompany notes payments	(19.4)	(270.0)	0
Intercompany capital receipt	50.0	242.1	2.6
Intercompany capital return	0	(2.1)	(120.1)
Intercompany dividends	(52.5)	(36.4)	(35.2)
Net cash (used for) provided by financing activities	(150.6)	636.9	(87.0)
Effect of exchange rate changes on cash and cash equivalents	1.6	3.9	0.1
Cash and Cash Equivalents, Period Increase (Decrease)	(0.9)	22.8	4.5
Cash and cash equivalents at beginning of period	38.1	15.3	10.8
Cash and cash equivalents at end of period	37.2	38.1	15.3
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used for) operating activities	(167.6)	(39.1)	(210.8)
Capital expenditures	0	0	0
Cash paid for the purchase of a leased facility	0
Cash paid for purchase of business, net of cash acquired	0	0	0
Investment in unconsolidated entities	0	0	0
Return of capital from unconsolidated entities	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0
Proceeds from property, plant and equipment insurance settlement	0	0
Intercompany notes issued	192.3	56.2	76.5
Intercompany notes proceeds	(29.4)	(453.3)	(257.4)
Intercompany capital investment	89.3	1,378.8	9.9
Intercompany return of capital	(378.9)	(104.4)	(125.2)
Net cash used for investing activities	(126.7)	877.3	(296.2)
Proceeds from issuance of notes	0
Additions to revolving credit facilities	0	0	0
Repayments of revolving credit facilities	0	0	0
Additions to debt	0	0	0
Repayments of debt	0	0	0
Debt issuance costs	0	0	0
Cash paid for debt extinguishment costs	0	0
Issuances of common stock, net of related minimum tax withholdings	0	0	0
Purchases of common stock			0
Excess tax benefits from share-based compensation	0		0
Capital contributed to consolidated subsidiary from noncontrolling interest			0
Advances from (repayments to) consolidated entities	0	0	0
Advances from (repayments to) unconsolidated entity	0	0	0
Cash dividends paid to shareholders	0	0	0
Cash distributions paid to noncontrolling interests	0	0	0
Intercompany notes borrowing	(192.3)	(56.2)	(76.5)
Intercompany notes payments	29.4	453.3	257.4
Intercompany capital receipt	(89.3)	(1,378.8)	(9.9)
Intercompany capital return	378.9	104.4	125.2
Intercompany dividends	167.6	39.1	210.8
Net cash (used for) provided by financing activities	294.3	(838.2)	507.0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0